Stock Based Compensation (Details) - Schedule of Activity Related to Restricted Common Stock - Share-Based Payment Arrangement, Employee [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activity Related to Restricted Common Stock [Line Items]
Beginning balance, number of shares	266,170	194,492	289,218
Beginning balance, weighted average grant-date fair value per share	$ 2.58	$ 1.02	$ 0.95
Ending balance, number of shares	377,943	266,170	194,492
Ending balance, weighted average grant-date fair value per share	$ 3.52	$ 2.58	$ 1.02
Granted, number of shares	532,420	261,576	173,851
Granted, weighted average grant-date fair value per share	$ 3.99	$ 2.99	$ 1.11
Vested, number of shares	(96,438)	(176,795)	(145,060)
Vested, weighted average grant-date fair value per share	$ 3.05	$ 1.58	$ 1.04
Canceled and forfeited, number of shares	(326,765)	(13,103)	(123,518)
Canceled and forfeited, weighted average grant-date fair value per share	$ 3.6	$ 0.99	$ 0.96